SCHEDULE OF DIGITAL ASSETS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total		$ 30,441,133
Bitcoin treasury freely traded [member]
IfrsStatementLineItems [Line Items]
Total		10,550,934
Bitcoin treasury restricted [member]
IfrsStatementLineItems [Line Items]
Total	[1]	$ 19,890,199

[1]	On December 30, 2024, the Group has entered into a loan with a commercial lender for $10 million principal amount loan to purchase Bitcoin. The loan has an 18-month term and bears interest at 13.9% per annum, with interest repaid monthly over the 18-month term and the principal payable in full at the end of the term. The Group may repay the loan early with no penalty. The loan is secured against the Group’s current Bitcoin Treasury. On December 27, 2024, $19,490,644 equivalent of Bitcoin (around 208.7180 Bitcoin) were transferred out from Coinbase and transferred into Arch Platform in order to secure the commercial loan, which would be restricted from trading. In return, the $10 million loan in the form of USDC were sent to Coinbase, and 100% of the loan were used to purchase additional Bitcoin (around 105.7173 Bitcoin).